Gain on Divestment of An Equity Investee - Schedule of gain on divestment of an equity investee (Details) $ in Thousands, ¥ in Billions			6 Months Ended		12 Months Ended
	Apr. 25, 2025 USD ($)	Apr. 25, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Gain on Divestment of an Equity Investee
Proceeds received from divestment				$ 608,503
Gain on divestment of an equity investee				477,456
Shanghai Hutchison Pharmaceuticals Limited
Gain on Divestment of an Equity Investee
Proceeds received from divestment	$ 608,500	¥ 4.5		608,503
Less: Provision for profit guarantee			$ (83,600)	(75,829)	$ (80,000)
Interest accretion on provision for profit guarantee				(1,110)
Carrying amount of 45% equity interest in SHPL				$ (48,680)
Divestment of ownership (as a percent)	45.00%	45.00%		45.00%
Accumulated other comprehensive loss and reserves				$ (2,733)
Transaction costs and others				(2,695)
Gain on divestment of an equity investee				477,456
Less: Tax expenses				(61,133)
Gain on divestment of an equity investee, net of tax				$ 416,323